Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) (USD $)	7 Months Ended	12 Months Ended
	Nov. 30, 2006	Dec. 31, 2010	Dec. 31, 2010 Issuance During Period 1st	Nov. 30, 2007 Issuance During Period 1st	Nov. 30, 2007 Issuance During Period 2nd	Dec. 31, 2010 Issuance During Period 2nd Goods and Services Exchanged for Equity Instrument	Dec. 31, 2010 Issuance During Period 3rd	Nov. 30, 2007 Issuance During Period 3rd	Dec. 31, 2010 Issuance During Period 4th	Nov. 30, 2007 Issuance During Period 4th	Dec. 31, 2010 Issuance During Period 5th	Nov. 30, 2008 Goods and Services Exchanged for Equity Instrument
Common Stock issued, dollar amount per share	$ 0.0025		$ 0.10	$ 0.01	$ 0.01		$ 0.10	$ 0.01	$ 0.40	$ 0.01	$ 0.40
Common Stock issued, start date			May 24, 2010								Oct. 14, 2010
Common Stock issued, date	Aug. 04, 2006			Mar. 29, 2007	Apr. 03, 2007	Jun. 21, 2010	Jul. 08, 2010	Apr. 04, 2007	Sep. 20, 2010	Apr. 10, 2007		Apr. 01, 2008
Common Stock issued, end date			Jun. 29, 2010								Nov. 10, 2010
Common Stock cancellation, date		May 24, 2010